RISK MANAGEMENT - Investment price risk in equity instruments (Details) - Equity investments [member] - Investment securities at fair value [member] - Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member] - COP ($)
$ in Millions
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Investment subject to Regulatory VaR	$ 101,483	$ 43,765
Regulatory VaR	$ 14,918	$ 6,433
Percentage of Portfolio subject to VaR	100.00%	100.00%
Later than three years [member]
Disclosure of financial assets [line items]
Investment subject to Regulatory VaR	$ 101,483	$ 43,765
Regulatory VaR	$ 14,918	$ 6,433
Percentage of Portfolio subject to VaR	100.00%	100.00%